Dislclosure of detailed information about key assumptions for the CGU's (Details) - $ / ounce	Dec. 31, 2018	Dec. 31, 2017
Statements Line Items
Post-tax real discount rate	5.10%	4.20%
Long-term gold price [Member]
Statements Line Items
Gold price per ounce	1,300	1,300
Long-term silver price [Member]
Statements Line Items
Silver price per ounce	18	18